Assets Held for sale	6 Months Ended
Jun. 30, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Abstract]
Assets Held for Sale

17. ASSETS HELD FOR SALE

Assets held for sale are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Investments in joint ventures and associates	5,865	46,217
Premises and equipment, etc (*)	12,840	2,407

Total	18,705	48,624

(*)

As of June 30, 2018 and December 31, 2017, non-operating assets of the subsidiaries include land and buildings classified as assets held for sale amounting to 5,223 million Won and 840 million Won, respectively.